PARTNERSHIP CAPITAL	6 Months Ended
Jun. 30, 2024
Equity [abstract]
PARTNERSHIP CAPITAL	PARTNERSHIP CAPITAL
As at June 30, 2024, our partnership’s capital structure was comprised of three classes of partnership units: limited partnership units, preferred units and general partnership units. Limited partnership units entitle the holder to their proportionate share of distributions. Preferred units entitle the holder to cumulative preferential cash distributions in accordance with their terms. General partnership units entitle the holder to the right to govern the financial and operating policies of our partnership. The Holding LP’s capital structure is composed of four classes of partnership units: special general partner units, Holding LP Class A preferred units, managing general partner units and redeemable partnership units held by Brookfield.
(a) Special General and Limited Partnership Capital

	Special General Partner Units
US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2024		As of and for the 12-month period ended December 31, 2023
	Carrying Value	Units	Carrying Value	Units
Opening balance	$19	2,400,631	$19	2,400,631
Ending balance	$19	2,400,631	$19	2,400,631

	Limited Partnership Units
US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2024		As of and for the 12-month period ended December 31, 2023
	Carrying Value	Units	Carrying Value	Units
Opening balance	$6,196	461,343,972	$6,092	458,380,315
Conversion from RPU to LP	—	—	100	3,287,267
Unit issuance	6	194,312	12	416,225
Units repurchased and cancelled	—	—	(12)	(908,674)
Conversions	2	120,600	4	168,839
Ending balance	$6,204	461,658,884	$6,196	$461,343,972
The weighted average number of special general partner units outstanding for the three and six-months period ended June 30, 2024 was 2.4 million (2023: 2.4 million). The weighted average number of limited partnership units outstanding for the three and six-month periods ended June 30, 2024 was 461.5 million and 461.4 million, respectively (2023: 458.7 million and 458.5 million, respectively).
Our partnership has implemented a distribution reinvestment plan (the “Plan”) that allows eligible holders of our partnership to purchase additional units by reinvesting their cash distributions. Under the Plan, units are acquired at a price per unit calculated by reference to the volume weighted average of the trading price for our units on the New York Stock Exchange for the five trading days immediately preceding the relevant distribution date. During the six-month period ending June 30, 2024, our partnership issued 0.2 million units for proceeds of $6 million (2023: 0.3 million units for proceeds of $8 million).
On May 1, 2024, the partnership declared a quarterly distribution in the amount of $0.405 per unit, paid on June 28, 2024 to unitholders of record as at the close of business on May 31, 2024. This distribution represents a 6% increase compared to the prior year. The regular quarterly dividends on the partnership preferred units have also been declared.
(b) Non-controlling interest – Redeemable Partnership Units held by Brookfield

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2024		As of and for the 12-month period ended December 31, 2023
	Carrying Value	Units	Carrying Value	Units
Opening balance	$2,628	190,299,956	$2,728	193,587,223
Conversion of RPU to LP	—	—	(100)	(3,287,267)
Ending balance	$2,628	190,299,956	$2,628	190,299,956
On September 29, 2023, Brookfield converted approximately 3 million of its RPUs held with a carrying value of approximately $100 million into an equivalent amount of LP units.
(c) Non-controlling interest – BIPC exchangeable shares

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2024		As of and for the 12-month period ended December 31, 2023
	Carrying Value	Shares	Carrying Value	Shares
Opening balance	$2,512	131,872,066	$1,757	110,567,671
Issued in conjunction with the acquisition of Triton	—	—	751	21,094,441
Conversions	1	119,046	4	209,954
Ending balance	$2,513	131,991,112	$2,512	$131,872,066
On September 28, 2023, BIPC issued approximately 21 million BIPC exchangeable shares with a fair value on date of issuance of approximately $751 million in connection with the acquisition of global intermodal logistics operation. Refer to Note 6, Acquisition of Businesses, for further details.
As a result of the issuance, equity was reallocated between limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP units, non-controlling interests - BIPC exchangeable LP units, and non-controlling interests - BIPC exchangeable shares to reflect the difference between the ratio in which the unit/shareholders participated in the issuance and their original economic interest in the partnership. The resulting impacts were recognized as ownership changes within the Consolidated Statements of Partnership Capital. Amounts in accumulated other comprehensive income (loss) were also ratably allocated. Refer to Note 18. Accumulated Other Comprehensive Income, for further details.
During the six-month period ended June 30, 2024, BIPC exchangeable shareholders exchanged approximately 0.1 million BIPC exchangeable shares for approximately $1 million (2023: 0.1 million for $1 million).
(d) Non-controlling interest – Exchangeable Units

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2024		As of and for the 12-month period ended December 31, 2023
	Carrying Value	Units	Carrying Value	Units
Opening balance	$393	6,086,026	$401	6,464,819
Conversions	(3)	(239,646)	(8)	(378,793)
Ending balance(1)	$390	5,846,380	$393	$6,086,026
1.Includes non-controlling interest attributable to Exchange LP unitholders and BIPC exchangeable LP unitholders.
During the six-month period ended June 30, 2024, Exchange LP unitholders exchanged less than 0.2 million Exchange LP units for $2 million of our units (six-month period ended 2023: less than 0.1 million for less than $2 million).
During the six-month period ended June 30, 2024, BIPC exchangeable LP unitholders exchanged 0.2 million BIPC exchangeable LP units for $1 million of BIPC exchangeable shares (six-month period ended 2023: less than 0.1 million for $1 million).
(e) Non-controlling interest - Perpetual Subordinated Notes

	Perpetual Subordinated Notes
US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2024	As of and for the 12-month period ended December 31, 2023
Opening balance	$293	$293
Issued for cash	—	—
Ending balance	$293	$293
On January 21, 2022, our partnership issued 12 million fixed rate perpetual subordinated notes, at $25 per unit, with a fixed coupon rate of 5.125% annually. In total, $293 million net proceeds were raised. The notes do not have a fixed maturity date and are not redeemable at the option of the holders, therefore the notes are classified as non-controlling interest. The perpetual subordinated notes also provide Brookfield Infrastructure, at its discretion, the right to defer the interest (in whole or in part) indefinitely.
(f) Preferred Unitholders’ Capital

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2024		As of and for the 12-month period ended December 31, 2023
	Carrying Value	Units	Carrying Value	Units
Opening balance	$918	43,901,312	$918	43,901,312
Repurchased and cancelled	—	—	—	—
Ending balance	$918	43,901,312	$918	43,901,312